Supplemental Consolidated Financial Information	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Consolidated Financial Information
SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION
Supplemental Consolidated Balance Sheet Information
The following table provides information on amounts included in pawn service charges receivable, net, consumer loan fees, net and inventories, net:

	September 30,
	2012	2011
	(in thousands)
Pawn service charges receivable:
Gross pawn service charges receivable	$40,828	$37,175
Allowance for uncollectible pawn service charges receivable	(11,427)	(10,720)
Pawn service charges receivable, net	$29,401	$26,455
Consumer loan fees receivable:
Gross consumer loan fees receivable	$34,846	$7,346
Allowance for uncollectible consumer loan fees receivable	(4,430)	(571)
Consumer loan fees receivable, net	$30,416	$6,775
Inventory:
Inventory, gross	$114,788	$99,854
Inventory reserves	(5,574)	(9,481)
Inventory, net	$109,214	$90,373

Supplemental Consolidated Statements of Operations Information
The table below provides advertising expense for periods presented. Advertising costs are included in administrative expenses in the Consolidated Statements of Income:

	Fiscal Year Ended September 30,
	2012	2011	2010
		(in thousands)
Advertising Expense	$5,910	$3,577	$2,205

Other Supplemental Information

	September 30,
	2012	2011
	(in thousands)
Consumer Loans:
Expected LOC losses	$1,776	$1,795
Maximum exposure for LOC losses	$27,373	$30,268

Valuation and Qualifying Accounts

Description	Balance at Beginning of Period	Additions		Deductions	Balance at End of Period
		Charged to Expense	Charged to Other Accts

	(in thousands)
Allowance for valuation of inventory:
Year Ended September 30, 2012	$9,481	$—	$—	$3,907	$5,574
Year Ended September 30, 2011	$5,709	$3,772	$—	$—	$9,481
Year Ended September 30, 2010	$5,719	$—	$—	$10	$5,709
Allowance for uncollectible pawn service charges receivable:
Year Ended September 30, 2012	$10,720	$—	$707	$—	$11,427
Year Ended September 30, 2011	$9,949	$—	$771	$—	$10,720
Year Ended September 30, 2010	$8,521	$—	$1,428	$—	$9,949
Allowance for uncollectible consumer loan fees receivable:
Year Ended September 30, 2012	$571	$—	$3,859	$—	$4,430
Year Ended September 30, 2011	$431	$—	$140	$—	$571
Year Ended September 30, 2010	$482	$—	$(51)	$—	$431
Allowance for valuation of deferred tax assets:
Year Ended September 30, 2012	$1,425	$817	$—	$—	$2,242
Year Ended September 30, 2011	$1,273	$152	$—	$—	$1,425
Year Ended September 30, 2010	$—	$1,273	$—	$—	$1,273